Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $60,173 and $58,715, respectively; includes $0 and $3,413, respectively, relating to variable interest entities)	$ 64,991	$ 61,388
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280, respectively)	232	300
Mortgage loans (net of valuation allowances of $47 and $40, respectively; includes $115 and $136, respectively, at estimated fair value, relating to variable interest entities)	10,742	9,378
Policy loans	1,523	1,517
Real estate joint ventures	433	215
Other limited partnership interests	1,669	1,642
Short-term investments, principally at estimated fair value	312	1,288
Other invested assets, principally at estimated fair value	2,436	4,904
Total investments	82,338	80,632
Cash and cash equivalents, principally at estimated fair value (includes $0 and $9, respectively, relating to variable interest entities)	1,857	5,228
Accrued investment income (includes $1 and $1, respectively, relating to variable interest entities)	601	693
Premiums, reinsurance and other receivables	13,525	14,647
Deferred policy acquisition costs and value of business acquired	6,286	6,293
Current income tax recoverable	740	778
Other assets	588	616
Separate account assets	118,257	113,043
Total assets	224,192	221,930
Liabilities
Future policy benefits	36,616	33,372
Policyholder account balances	37,783	37,526
Other policy-related balances	2,985	3,045
Payables for collateral under securities loaned and other transactions	4,169	7,390
Long-term Debt	3,612	1,910
Collateral financing arrangement	0	2,797
Deferred income tax liability	927	2,056
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)	5,263	5,929
Separate account liabilities	118,257	113,043
Total liabilities	209,612	207,068
Contingencies, Commitments and Guarantees (Note 16)
Brighthouse Financial, Inc.’s stockholders’ equity:
Common stock, par value $0.01 per share; 1,000,000,000 and 100,000 shares authorized, respectively; 119,773,106 and 100,000 shares issued and outstanding, respectively	1	0
Additional paid-in capital	12,432	0
Retained earnings	406	0
Shareholder's net investment	0	13,597
Accumulated other comprehensive income (loss)	1,676	1,265
Total Brighthouse Financial, Inc.’s stockholders’ equity	14,515	14,862
Noncontrolling interests	65	0
Total equity	14,580	14,862
Total liabilities and equity	$ 224,192	$ 221,930